Exhibit 99.1

Long Beach Acceptance Auto Receivables Trust 2007-A

Collection Period:	July 1-31, 2007	Payment Date:	Aug 15 2007
Determination Date:	Aug 09 2007	Report Branch:	2071

Initial Deal	Total	Class A-1	Class A-2	Class A-3	Class A-4	Overcollateralization
Class Percentages	100.00%	20.32%	29.46%	19.91%	29.06%	1.25%
Initial Pool Balance	413,264,062.83	83,970,835.81	121,757,711.93	82,291,419.10	120,078,295.21	5,165,800.77
Prefunding	78,887,835.89	16,029,164.19	23,242,288.06	15,708,580.90	22,921,704.79	986,097.95
Total Balance	492,151,898.72	100,000,000.00	145,000,000.00	98,000,000.00	143,000,000.00	6,151,898.72
Note Balance Total	486,000,000.00	100,000,000.00	145,000,000.00	98,000,000.00	143,000,000.00
Number of Contracts	12,225
Class Pass Through Rates		5.335%	5.150%	4.972%	5.025%
Servicing Fee Rate	1.75000%
Indenture Trustee Fee	0.00300%
Custodian Fee	0.02000%
Backup Servicer Fee	0.01000%
Insurance Premium Fee	0.14000%
Class C Certificate Rate	5.00000%

Initial Weighted Average APR	12.272%
Initial Weighted Average Monthly Dealer Participation Fee Rate	0.000%
Initial Weighted Average Adjusted APR (net of Monthly Dealer Participation) of Remaining Portfolio	12.272%
Initial Weighted Average Remaining Term	64.87
Initial Weighted Average Original Term	68.97

Current Month Certificate Balances	Total	Class A-1	Class A-2	Class A-3	Class A-4	Overcollateralization
BOP:
Prior Month Pool Balance	438,177,398.81	46,025,500.07	145,000,000.00	98,000,000.00	143,000,000.00	6,151,898.74
Prefunding Pool Balance	0.00
Total Pool Balance	438,177,398.81	46,025,500.07	145,000,000.00	98,000,000.00	143,000,000.00	6,151,898.74
Total Note Balance	423,772,143.57	37,772,143.57	145,000,000.00	98,000,000.00	143,000,000.00

EOP:
Number of Current Month Closed Contracts	523
Number of Reopened Loans	0
Number of Contracts - EOP	23,577
Pool Balance - EOP	424,341,153.22	32,189,254.48	145,000,000.00	98,000,000.00	143,000,000.00	6,151,898.74
Prefunding Pool Balance	0.00
Total Pool Balance - EOP	424,341,153.22	32,189,254.48	145,000,000.00	98,000,000.00	143,000,000.00	6,151,898.74
Total Note Balance - EOP	408,831,194.07	22,831,194.08	145,000,000.00	98,000,000.00	143,000,000.00

Class Collateral Pool Factors	0.84121645	0.22831194	1.00000000	1.00000000	1.00000000

Weighted Average APR of Remaining Portfolio	12.353%
Weighted Average Monthly Dealer Participation Fee Rate	0.000%
Weighted Average Adjusted APR (net of Monthly Dealer Participation) of Remaining Portfolio	12.353%
Weighted Average Remaining Term	61.81
Weighted Average Original Term	69.10

Long Beach Acceptance Auto Receivables Trust 2007-A

Collection Period:	July 1-31, 2007	Payment Date:	Aug 15 2007
Determination Date:	Aug 09 2007	Report Branch:	2071

Total Distribution Amount			Contracts
Monthly Payments:	Principal	6,081,958.89
	Interest	4,305,145.72
Early Payoffs:	Principal Collected	6,779,062.02
	Early Payoff Excess Servicing Compensation	3.43
	Early Payoff Principal Net of Rule of 78s Adj.	6,779,058.59	466
	Interest	81,988.38
Liquidated Receivable:	Principal Collected	24,151.74
	Liquidated Receivable Excess Servicing Compensation	0.00
	Liquidated Receivable Principal Net of Rule of 78s Adj.	24,151.74	57
	Interest	(40.65)
Purchase Amount:	Principal	0.00	0
	Interest	0.00
	Total Principal	12,885,169.22
	Total Interest	4,387,093.45
	Total Principal and Interest	17,272,262.67
Recoveries		157,265.63
Excess Servicing Compensation		3.43
Late Fees & Miscellaneous Fees		66,515.27
Collection Account Customer Cash		17,496,047.00
Additional Collection Account Cash:
Collection Account Investment Income		56,486.06
Prefunding Account Investment Income		0.00
Mandatory Special Redemption		0.00
Available Funds		17,552,533.06

Distribution			Distribution Amount	Shortfall /Draw Deficiency Claim
			17,552,533.06
Servicing Fees:	Current Month Servicing Fee	639,008.71
	Prior Period Unpaid Servicing Fee	0.00
	Late Fees & Miscellaneous Fees	66,515.27
	Excess Servicing Compensation	3.43
	Total Servicing Fees:	705,527.41	16,847,005.65	0.00
Indenture Trustee Fee		1,059.43	16,845,946.22	0.00
Custodian Fee		7,302.96	16,838,643.26	0.00
Backup Servicer Fee		3,651.48	16,834,991.78	0.00
Prior Unpaid Indenture Trustee Fee		0.00	16,834,991.78	0.00
Prior Unpaid Custodian Fee		0.00	16,834,991.78	0.00
Prior Unpaid Backup Servicer Fee		0.00	16,834,991.78	0.00

Long Beach Acceptance Auto Receivables Trust 2007-A

Collection Period:	July 1-31, 2007	Payment Date:	Aug 15 2007
Determination Date:	Aug 09 2007	Report Branch:	2071

Distribution Continued			Distribution Amount	Shortfall /Draw Deficiency Claim
Class A-1 Note Interest:	Current Month	167,928.66	16,667,063.13	0.00
	Prior Carryover Shortfall	0.00	16,667,063.13
Class A-2 Note Interest:	Current Month	622,291.67	16,044,771.46	0.00
	Prior Carryover Shortfall	0.00	16,044,771.46
Class A-3 Note Interest:	Current Month	406,046.67	15,638,724.79	0.00
	Prior Carryover Shortfall	0.00	15,638,724.79
Class A-4 Note Interest:	Current Month	598,812.50	15,039,912.29	0.00
	Prior Carryover Shortfall	0.00	15,039,912.29
Principal Payment Amount:	Current Month	0.00	15,039,912.29	0.00
	Prior Carryover Shortfall	0.00	15,039,912.29
Certificate Insurer:	Reimbursement Obligations	0.00	15,039,912.29	0.00
	Premium	47,696.97	14,992,215.31	0.00
Class C Interest Payment Amount	Current Month	51,265.82	14,940,949.49	0.00
	Prior Carryover Shortfall	0.00	14,940,949.49	0.00
Supplemental Enhancement Account	Reimbursement	0.00	14,940,949.49	0.00
Additional Expenses:	Trust Collateral Agent	0.00	14,940,949.49	0.00
	Indenture Trustee	0.00	14,940,949.49	0.00
	Backup Servicer	0.00	14,940,949.49	0.00
	Custodian	0.00	14,940,949.49	0.00
Distribution to (from) the Spread Account		14,940,949.49	0.00

Liquidated Receivables

				Cumulative Cram Down Loss
				Balance	Units
Liquidated Receivables and Cram Down Loss:
	BOP Liquidated Receivable Principal Balance	975,228.11	BOP Cram Down loss Balance	0.00	0
	Current Month Cram Down Loss	0.00	Current Month Cram Down Loss	0.00	0
	Liquidation Principal Proceeds	24,151.74
	Principal Loss	951,076.37
	Prior Month Cumulative Principal Loss LTD	540,493.05
	Cumulative Principal Loss LTD	1,491,569.42	Cumulative Cram Down Loss	0.00	0

Statistical Information

Delinquency Status:	# of Contracts	Amount	% of Total Pool Balance
Current	18,429	329,275,393.19	77.60%
1-29 Days	4,551	85,297,928.69	20.10%
30-59 Days	332	5,071,498.11	1.20%
60-89 Days	151	2,803,591.14	0.66%
90-119 Days	87	1,518,308.89	0.36%
120 Days or More	27	374,433.20	0.09%
Total	23,577	424,341,153.22	100.00%

Long Beach Acceptance Auto Receivables Trust 2007-A

Collection Period:	July 1-31, 2007	Payment Date:	Aug 15 2007
Determination Date:	Aug 09 2007	Report Branch:	2071

Statistical Information Continued

Trigger Analysis:

(See Page 6 of 6 for Trigger and Event of Default Thresholds)
	Current Month	Trigger Threshold	Trigger Event	Event of Default Threshold	Event of Default
Average Delinquency Ratio	1.39701%	4.25%	No	6.25%	No
Cumulative Default Rate	0.72%	3.13%	No	3.39%	No
Cumulative Loss Rate	0.24%	1.57%	No	1.87%	No

Repossession Statistics:
	Certificate Inventory # of Contracts	Amount *		Recovery Inventory # of Contracts	Amount *
Prior Month Inventory	28	604,282.88	Prior Month Inventory	11	203,551.04
Repurchases	4	68,239.47	Repurchased	0	0.00
Adjusted Prior Month Inventory	24	536,043.41	Adjusted Prior Month Inventory	11	203,551.04
Current Month Repos	56	1,072,910.49	Current Month Repos	35	691,473.48
Repos Actually Liquidated	18	433,418.07	Repos from Trust Liquidation	1	25,175.82
Repos Liquidated at 60+ or 150+	1	25,175.82	Repos Actually Liquidated	17	235,651.17
Dealer Payoff	0	0.00	Dealer Payoff	0	0.00
Redeemed / Cured	0	0.00	Redeemed / Cured	0	0.00
Purchased Repos	0	0.00	Purchased Repos	0	0.00
Current Month Inventory	61	1,150,360.01	Current Month Inventory	30	684,549.17

*	The Prior Month Inventory reported this month may differ due to Payment or NSF activity.

Liquidated Receivable Statistics:

	# of Contracts	Amount
Current Month Balance	57	975,228.11
Cumulative Balance	100	1,548,300.14
Current Month Proceeds		24,111.09
Cumulative Proceeds		56,366.27
Current Month Recoveries		157,265.63
Cumulative Recoveries		304,558.16

Receivables Liquidated at 150 or more days Delinquent, 60 or more days past the date available for sale and by election:

			Cumulative Receivables Liquidated at 150+ and 60+:
	Balance	Units	Balance	Units
Prior Month	15,476.45	2	0.00	0
Current Trust Liquidation Balance	0.00	0	0.00	0
Current Monthly Principal Payments	(348.15)
Cram Down Loss	0.00
Reopened Loan Due to NSF	10,120.37	4
Current Repurchases	0.00	0
Current Recovery Sale Proceeds	0.00	0
Deficiency Balance of Sold Vehicles	0.00	(2)
EOP	25,248.67	4	0.00	0

Long Beach Acceptance Auto Receivables Trust 2007-A

Collection Period:	July 1-31, 2007	Payment Date:	Aug 15 2007
Determination Date:	Aug 09 2007	Report Branch:	2071

Statistical Information Continued

Requisite Amount:	0.00

Supplemental Enhancement Spread Account

Initial Deposit	0.00
BOP Balance	0.00
Remaining Distribution Amount	14,940,949.49
Investment Income - Spread	0.00
Current Month Draw - Spread	0.00
EOP Balance Prior to Distribution	14,940,949.49
Spread Account Release Amount	14,940,949.49
EOP Balance	0.00
Class A Principal Payment Amount	14,940,949.49
Class C Supplemental Interest and Carryover Shortfall	0.00
Class R Certificateholder Distribution	0.00

Supplemental Enhancement

Total Deposit	12,303,797.47
BOP Balance	12,303,797.47
Supplemental Enhancement Account Deposit	0.00
Current Month Draw	0.00
Supplemental Enhancement Account Investment Earnings	53,975.25
Supplemental Enhancement Account Investment Earnings Amount to Class C Certificateholder	(53,975.25)
Class C Supplemental Enhancement Amount Before Release	12,303,797.47
Supplemental Enhancement Account Release Amount	0.00
EOP Balance	12,303,797.47
Over collateralization Amount	15,509,959.15
Current Month Total Enhancement Amount	27,813,756.62	6.55%
Required Total Enhancement Amount	33,947,292.26	8.00%

Prefunding Account Reconciliation

Initial Deposit	78,887,835.89
BOP Balance	0.00
Subsequent Transfer	0.00
Investment Income Earned	0.00
Investment Income Deposited to Note Account for Distribution Per SAS Sec 5.5	0.00
Mandatory Special Redemption	0.00
Remaining Prefunding Balance	0.00
Undistributed Investment Income	0.00
EOP Balance Before Release to Servicer	0.00
Prefunding Account Balance Released to Servicer	0.00
EOP Balance	0.00

By:	/s/ Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Treasury Reporting
Date:	August 8, 2007